Consolidated Balance Sheets (Parentheticals) ¥ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares
Statement of Financial Position [Abstract]
Restricted cash	¥ 15,832		¥ 24,082
Short term investments	331,228		857,682
Accounts receivable	15,361		27,934
Net of allowances			53
Restricted bank deposit	11,283		6,261
Non-current, net of allowances			38
Accounts payable	8,600		4,929
Insurance premium payables	16,571		24,054
Other payables and accrued expenses	3,267		1,601
Accrued payroll	10,941		2,166
Income taxes payable	7,509		6,617
Current operating lease liability	3,569		733
Other tax liabilities	26,147
Non-current operating lease liability	¥ 1,386		¥ 553
Ordinary shares, Authorized (in Shares) | shares	10,000,000,000	10,000,000,000	10,000,000,000
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | $ / shares		$ 0.001
Ordinary shares, issued (in Shares) | shares	1,074,291,784	1,074,291,784	1,073,891,784
Ordinary shares, outstanding (in Shares) | shares	1,072,842,484	1,072,842,484	1,073,891,784